Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.2%)
	Newmont Corp.	4,423,109	496,936
	Air Products and Chemicals Inc.	894,218	243,674
	Fastenal Co.	4,621,698	200,397
	Nucor Corp.	924,635	164,326
	International Paper Co.	2,110,258	85,086
	Albemarle Corp.	473,179	80,738
	International Flavors & Fragrances Inc.	1,031,866	72,034
	Reliance Inc.	210,193	69,259
	Southern Copper Corp.	335,009	63,759
	CF Industries Holdings Inc.	649,454	60,549
	Avery Dennison Corp.	309,937	57,496
	LyondellBasell Industries NV Class A	1,031,836	50,560
*	Solstice Advanced Materials Inc.	639,470	39,500
	Mosaic Co.	1,268,567	34,886
	Eastman Chemical Co.	461,761	32,009
	Timken Co.	252,013	23,485
	Sensient Technologies Corp.	168,586	15,935
	Cabot Corp.	212,201	15,319
	NewMarket Corp.	22,587	15,151
	Avient Corp.	365,902	13,227
	Scotts Miracle-Gro Co.	175,579	11,276
	Ashland Inc.	181,751	11,116
	Westlake Corp.	134,668	10,682
	Olin Corp.	462,406	9,623
	Chemours Co.	597,717	8,960
	Innospec Inc.	99,343	8,118
	FMC Corp.	496,709	7,848
	Kaiser Aluminum Corp.	63,906	7,836
	Huntsman Corp.	657,640	7,116
	Sylvamo Corp.	137,655	6,737
	Worthington Steel Inc.	130,131	5,235
	Stepan Co.	85,054	4,900
			1,933,773
Consumer Discretionary (9.9%)
	Walmart Inc.	17,515,871	2,086,841
	Home Depot Inc.	4,008,404	1,501,508
	McDonald's Corp.	2,877,971	906,561
	Lowe's Cos. Inc.	2,256,316	602,572
	Starbucks Corp.	4,578,931	421,033
	NIKE Inc. Class B	4,657,755	287,896
	Ford Motor Co.	15,713,635	218,105
	Target Corp.	1,829,769	192,986
	Yum! Brands Inc.	1,122,127	174,491
	eBay Inc.	1,818,641	165,896
	Garmin Ltd.	655,965	132,269
	Dollar General Corp.	884,319	126,838
	Estee Lauder Cos. Inc. Class A	986,485	113,722
	Tractor Supply Co.	2,139,953	108,881
	Tapestry Inc.	832,561	105,660
	Omnicom Group Inc.	1,288,432	99,261
	Williams-Sonoma Inc.	476,760	97,569
	Darden Restaurants Inc.	470,481	93,790
	Lennar Corp. Class A	849,239	92,864
	Southwest Airlines Co.	1,868,598	88,796
	Genuine Parts Co.	558,458	77,620
	Las Vegas Sands Corp.	1,234,451	65,093
	Fox Corp. Class A	830,145	60,418
	Ralph Lauren Corp.	152,917	54,042
	Dick's Sporting Goods Inc.	254,966	51,503
	Best Buy Co. Inc.	777,626	50,623
	Hasbro Inc.	532,544	47,562
	BorgWarner Inc.	853,255	40,453

		Shares	Market Value ($000)
	Fox Corp. Class B	600,596	39,381
	Autoliv Inc.	305,296	37,014
	LKQ Corp.	1,034,550	33,985
	VF Corp.	1,411,791	27,657
	Gap Inc.	911,112	25,493
	Lear Corp.	207,537	24,301
	Nexstar Media Group Inc. Class A	113,605	24,127
	Thor Industries Inc.	203,882	22,808
	Wyndham Hotels & Resorts Inc.	297,886	21,683
	Macy's Inc.	1,074,765	21,517
	Gentex Corp.	885,538	20,376
	H&R Block Inc.	508,676	20,067
	Meritage Homes Corp.	276,203	19,199
*	Versant Media Group Inc.	582,796	18,988
	Vail Resorts Inc.	138,581	18,441
	Bath & Body Works Inc.	828,121	18,053
[1]	Whirlpool Corp.	216,746	17,338
	Travel + Leisure Co.	246,699	17,155
	Sirius XM Holdings Inc.	765,299	15,574
	American Eagle Outfitters Inc.	634,532	14,791
	Signet Jewelers Ltd.	159,333	14,702
	LCI Industries	93,980	13,786
	Polaris Inc.	212,141	13,543
	Dana Inc.	468,435	13,538
	Kontoor Brands Inc.	219,871	13,133
	Steven Madden Ltd.	285,302	12,519
	TEGNA Inc.	643,866	12,336
	Red Rock Resorts Inc. Class A	194,254	12,263
	HNI Corp.	252,557	12,070
	Penske Automotive Group Inc.	73,605	11,541
	Advance Auto Parts Inc.	239,452	11,496
	Phinia Inc.	153,097	10,896
[1]	Cheesecake Factory Inc.	183,618	10,643
	Harley-Davidson Inc.	437,876	8,670
	Strategic Education Inc.	93,136	7,918
	Dillard's Inc. Class A	11,872	7,213
	Newell Brands Inc.	1,695,814	7,207
	Interparfums Inc.	72,697	7,093
	Worthington Enterprises Inc.	124,473	6,917
	Leggett & Platt Inc.	545,129	6,362
	La-Z-Boy Inc.	169,595	6,175
	Marriott Vacations Worldwide Corp.	111,162	6,037
	Brightstar Lottery plc	416,311	6,028
	Buckle Inc.	126,114	5,965
	MillerKnoll Inc.	273,177	5,485
	PROG Holdings Inc.	158,057	5,127
	Wendy's Co.	650,189	5,065
	John Wiley & Sons Inc. Class A	162,193	5,065
	Papa John's International Inc.	129,904	4,569
	Upbound Group Inc.	208,961	3,949
[1]	Cracker Barrel Old Country Store Inc.	87,761	2,643
	Lennar Corp. Class B	11,790	1,194
			8,793,949
Consumer Staples (8.8%)
	Procter & Gamble Co.	9,456,455	1,435,206
	Coca-Cola Co.	15,656,947	1,171,296
	Philip Morris International Inc.	6,272,409	1,125,521
	PepsiCo Inc.	5,516,942	847,568
	Altria Group Inc.	6,791,275	420,991
	CVS Health Corp.	5,042,269	375,750
	Mondelez International Inc. Class A	5,215,985	304,979
	Colgate-Palmolive Co.	3,236,176	292,194
	Sysco Corp.	1,929,606	161,797
	Kroger Co.	2,441,391	153,441
	Keurig Dr Pepper Inc.	5,213,368	143,055
	Kimberly-Clark Corp.	1,337,518	133,738
	Kenvue Inc.	7,648,921	133,091
	Archer-Daniels-Midland Co.	1,924,149	129,514
	Hershey Co.	586,547	114,230

	Shares	Market Value ($000)
General Mills Inc.	2,147,384	99,338
Constellation Brands Inc. Class A	572,014	89,635
Kraft Heinz Co.	3,436,090	81,573
Tyson Foods Inc. Class A	1,127,223	73,641
McCormick & Co. Inc. (Non-Voting)	1,020,215	63,080
Bunge Global SA	542,644	61,796
Clorox Co.	490,596	55,334
J M Smucker Co.	417,674	43,797
Conagra Brands Inc.	1,914,347	35,435
Molson Coors Beverage Co. Class B	656,402	31,534
Ingredion Inc.	256,883	30,338
Hormel Foods Corp.	1,162,959	28,620
Albertsons Cos. Inc. Class A	1,588,081	26,442
Lamb Weston Holdings Inc.	540,703	24,835
Campbell's Co.	781,582	21,869
Brown-Forman Corp. Class B	593,443	16,243
Cal-Maine Foods Inc.	175,981	14,700
Marzetti Co.	79,901	13,709
Flowers Foods Inc.	752,648	8,603
Nomad Foods Ltd.	494,563	6,281
Spectrum Brands Holdings Inc.	94,997	6,052
J & J Snack Foods Corp.	61,431	5,836
Energizer Holdings Inc.	247,967	5,413
Universal Corp.	95,391	5,398
Fresh Del Monte Produce Inc.	131,546	5,217
Reynolds Consumer Products Inc.	218,015	5,051
Weis Markets Inc.	55,392	3,941
Edgewell Personal Care Co.	184,360	3,588
		7,809,670
Energy (9.1%)
Exxon Mobil Corp.	17,008,463	2,404,997
Chevron Corp.	7,542,282	1,334,230
ConocoPhillips	5,034,507	524,747
Williams Cos. Inc.	4,902,736	329,758
SLB Ltd.	6,037,410	292,090
EOG Resources Inc.	2,199,917	246,677
Kinder Morgan Inc.	7,827,659	238,665
Phillips 66	1,622,156	232,877
Baker Hughes Co.	3,992,254	223,726
Valero Energy Corp.	1,223,643	222,005
Marathon Petroleum Corp.	1,224,148	215,683
ONEOK Inc.	2,514,765	199,144
Targa Resources Corp.	854,965	171,831
EQT Corp.	2,501,768	144,427
Occidental Petroleum Corp.	2,839,201	128,871
Diamondback Energy Inc.	755,260	123,825
Halliburton Co.	3,377,768	113,223
Expand Energy Corp.	915,027	102,858
Devon Energy Corp.	2,469,157	99,285
Coterra Energy Inc.	3,038,754	87,668
DT Midstream Inc.	408,307	51,455
Permian Resources Corp. Class A	2,863,942	46,195
Ovintiv Inc.	1,032,382	44,878
APA Corp.	1,412,870	37,314
Range Resources Corp.	950,240	35,967
HF Sinclair Corp.	628,305	32,665
Viper Energy Inc. Class A	680,755	28,823
NOV Inc.	1,459,073	26,774
Weatherford International plc	283,064	26,631
Antero Midstream Corp.	1,348,219	25,373
Chord Energy Corp.	231,443	23,200
Matador Resources Co.	470,705	21,295
Archrock Inc.	686,710	20,320
SM Energy Co.	994,971	19,372
Core Natural Resources Inc.	202,892	19,352
Magnolia Oil & Gas Corp. Class A	718,866	18,338
Noble Corp. plc	504,113	17,956
Peabody Energy Corp.	486,909	17,168
Murphy Oil Corp.	539,020	16,219

	Shares	Market Value ($000)
Golar LNG Ltd.	387,581	15,732
California Resources Corp.	293,633	15,709
Liberty Energy Inc. Class A	629,756	15,523
Helmerich & Payne Inc.	385,051	13,045
PBF Energy Inc. Class A	334,749	11,201
Patterson-UTI Energy Inc.	1,394,292	10,499
Northern Oil & Gas Inc.	384,908	9,623
Delek US Holdings Inc.	239,745	7,075
World Kinect Corp.	217,244	5,846
		8,070,135
Financials (20.6%)
JPMorgan Chase & Co.	10,525,027	3,219,501
Bank of America Corp.	26,065,829	1,386,702
Wells Fargo & Co.	12,655,717	1,145,216
Goldman Sachs Group Inc.	1,145,718	1,071,716
Morgan Stanley	4,636,725	847,593
Citigroup Inc.	6,907,932	799,317
Blackrock Inc.	614,231	687,288
Progressive Corp.	2,359,250	490,724
Chubb Ltd.	1,471,597	455,548
Blackstone Inc.	2,986,186	425,293
CME Group Inc.	1,447,977	418,552
PNC Financial Services Group Inc.	1,590,914	355,251
US Bancorp	6,288,707	352,859
Bank of New York Mellon Corp.	2,809,400	336,903
Truist Financial Corp.	5,193,731	267,062
Travelers Cos. Inc.	896,181	254,972
Apollo Global Management Inc.	1,659,625	223,286
Aflac Inc.	1,933,496	214,521
Allstate Corp.	1,062,422	211,411
Ameriprise Financial Inc.	374,266	197,309
MetLife Inc.	2,240,019	176,693
American International Group Inc.	2,229,530	166,947
Prudential Financial Inc.	1,409,690	156,631
Hartford Insurance Group Inc.	1,131,282	152,791
State Street Corp.	1,121,972	146,821
M&T Bank Corp.	618,998	137,151
Fifth Third Bancorp	2,681,260	134,653
Ares Management Corp. Class A	757,482	113,372
Northern Trust Corp.	756,841	113,095
Huntington Bancshares Inc.	6,234,972	108,987
Citizens Financial Group Inc.	1,728,235	108,844
Regions Financial Corp.	3,561,759	101,510
Cincinnati Financial Corp.	620,274	99,796
Credicorp Ltd.	277,385	98,979
T. Rowe Price Group Inc.	870,685	92,014
Principal Financial Group Inc.	876,564	83,028
KeyCorp	3,810,014	81,992
W R Berkley Corp.	1,168,823	80,158
East West Bancorp Inc.	550,814	63,035
Carlyle Group Inc.	1,051,983	61,836
Fidelity National Financial Inc.	1,036,350	56,367
Equitable Holdings Inc.	1,211,255	56,202
Everest Group Ltd.	166,851	55,274
Reinsurance Group of America Inc.	265,731	53,877
Evercore Inc. Class A	148,313	52,395
Unum Group	681,103	51,743
First Horizon Corp.	2,026,549	49,630
Stifel Financial Corp.	398,297	49,110
Assurant Inc.	204,297	48,649
Ally Financial Inc.	1,111,254	46,984
Comerica Inc.	513,590	45,540
Webster Financial Corp.	660,477	43,440
SouthState Bank Corp.	403,408	41,281
Invesco Ltd.	1,466,817	40,029
Western Alliance Bancorp	433,783	38,672
Jefferies Financial Group Inc.	615,614	37,663
UMB Financial Corp.	289,502	36,807
Houlihan Lokey Inc. Class A	217,564	36,620

	Shares	Market Value ($000)
Old Republic International Corp.	919,230	36,006
Popular Inc.	264,116	35,267
Columbia Banking System Inc.	1,190,661	35,053
Zions Bancorp NA	583,157	34,937
Blue Owl Capital Inc. Class A	2,552,269	34,813
American Financial Group Inc.	265,953	34,646
Old National Bancorp	1,397,480	34,140
Cullen/Frost Bankers Inc.	239,841	33,055
Jackson Financial Inc. Class A	276,328	32,861
Corebridge Financial Inc.	1,058,457	32,632
Franklin Resources Inc.	1,220,515	32,490
OneMain Holdings Inc.	478,700	31,374
TPG Inc. Class A	532,384	31,363
Cadence Bank	743,059	31,290
XP Inc. Class A	1,590,472	31,030
Axis Capital Holdings Ltd.	298,777	30,828
Voya Financial Inc.	387,600	29,713
Lincoln National Corp.	684,715	28,491
Commerce Bancshares Inc.	521,026	27,427
FirstCash Holdings Inc.	157,862	26,915
Glacier Bancorp Inc.	510,991	25,897
Prosperity Bancshares Inc.	367,486	25,360
FNB Corp.	1,431,442	25,122
Hanover Insurance Group Inc.	142,202	24,763
First American Financial Corp.	390,969	24,701
Piper Sandler Cos.	69,628	24,116
Valley National Bancorp	1,930,523	24,054
Janus Henderson Group plc	499,600	24,046
Essent Group Ltd.	378,267	23,801
MGIC Investment Corp.	883,287	23,778
United Bankshares Inc.	559,860	23,699
Hancock Whitney Corp.	337,003	23,186
Atlantic Union Bankshares Corp.	569,052	22,102
SLM Corp.	812,707	22,065
Home BancShares Inc.	749,521	21,661
Moelis & Co. Class A	296,156	21,226
Bank OZK	429,055	20,406
Selective Insurance Group Inc.	241,669	20,320
Lazard Inc.	369,433	19,846
StepStone Group Inc. Class A	277,604	19,624
RLI Corp.	329,474	19,251
Associated Banc-Corp	663,484	18,087
Eastern Bankshares Inc.	880,461	18,036
Radian Group Inc.	540,006	17,766
First Financial Bankshares Inc.	534,328	17,002
ServisFirst Bancshares Inc.	204,946	16,775
United Community Banks Inc.	487,005	16,768
Independent Bank Corp.	200,983	16,235
CNO Financial Group Inc.	381,880	16,058
Assured Guaranty Ltd.	178,478	15,144
International Bancshares Corp.	216,658	15,088
Fulton Financial Corp.	726,463	15,001
BankUnited Inc.	300,030	14,242
Renasant Corp.	376,440	14,196
First Bancorp	633,073	14,004
Cathay General Bancorp	263,733	13,498
WesBanco Inc.	374,816	13,227
Virtu Financial Inc. Class A	318,563	13,224
Bread Financial Holdings Inc.	181,658	13,177
Community Financial System Inc.	210,568	13,161
First Hawaiian Inc.	494,890	13,139
First Interstate BancSystem Inc. Class A	355,195	12,599
Victory Capital Holdings Inc. Class A	176,089	12,420
Seacoast Banking Corp. of Florida	350,317	11,715
Simmons First National Corp. Class A	575,326	11,696
Bank of Hawaii Corp.	156,172	11,679
BOK Financial Corp.	88,884	11,550
First Financial Bancorp	399,944	11,494
Provident Financial Services Inc.	514,554	11,392
Artisan Partners Asset Management Inc. Class A	250,042	11,132

	Shares	Market Value ($000)
CVB Financial Corp.	521,856	10,286
WaFd Inc.	312,172	10,183
Towne Bank	290,675	10,174
First Merchants Corp.	248,375	9,875
Kemper Corp.	249,487	9,832
Park National Corp.	58,719	9,568
Trustmark Corp.	223,716	9,512
Beacon Financial Corp.	332,663	9,431
Mercury General Corp.	107,167	9,387
BancFirst Corp.	82,778	9,101
NBT Bancorp Inc.	204,308	9,077
Bank of NT Butterfield & Son Ltd.	165,719	8,584
Banner Corp.	135,473	8,378
Walker & Dunlop Inc.	130,525	8,209
WisdomTree Inc.	493,835	8,000
First Commonwealth Financial Corp.	413,306	7,452
Northwest Bancshares Inc.	571,415	7,360
Horace Mann Educators Corp.	162,147	7,266
Cohen & Steers Inc.	109,941	7,065
Stock Yards Bancorp Inc.	103,979	7,038
City Holding Co.	56,032	6,897
Hilltop Holdings Inc.	178,207	6,674
S&T Bancorp Inc.	152,246	6,492
Hope Bancorp Inc.	489,768	5,867
1st Source Corp.	73,741	4,965
Westamerica Bancorp	97,841	4,949
Safety Insurance Group Inc.	58,764	4,625
F&G Annuities & Life Inc.	147,825	4,359
Virtus Investment Partners Inc.	26,124	4,265
CNA Financial Corp.	85,366	4,086
Employers Holdings Inc.	87,526	3,818
TFS Financial Corp.	208,738	2,938
Navient Corp.	281,620	2,763
Cannae Holdings Inc.	190,513	2,745
Republic Bancorp Inc. Class A	33,133	2,406
		18,256,127
Health Care (12.5%)
Johnson & Johnson	9,688,259	2,201,657
AbbVie Inc.	7,132,137	1,590,538
Merck & Co. Inc.	10,143,777	1,118,554
UnitedHealth Group Inc.	3,663,502	1,051,169
Abbott Laboratories	6,971,309	761,964
Gilead Sciences Inc.	5,013,808	711,710
Amgen Inc.	1,995,375	682,179
Pfizer Inc.	22,870,028	604,684
Medtronic plc	5,162,907	531,573
Bristol-Myers Squibb Co.	8,204,342	451,649
Elevance Health Inc.	887,363	306,797
Cigna Group	1,060,637	290,731
Becton Dickinson & Co.	1,151,550	234,317
Cardinal Health Inc.	960,761	206,448
Quest Diagnostics Inc.	448,507	83,884
Royalty Pharma plc Class A	1,566,775	65,303
Viatris Inc.	4,649,628	60,864
Baxter International Inc.	2,061,157	41,367
DENTSPLY SIRONA Inc.	797,811	9,949
Organon & Co.	1,048,422	8,953
Perrigo Co. plc	545,445	7,751
Select Medical Holdings Corp.	430,839	6,484
		11,028,525
Industrials (13.8%)
Caterpillar Inc.	1,864,112	1,225,393
RTX Corp.	5,386,258	1,082,261
Accenture plc Class A	2,520,229	664,433
Honeywell International Inc.	2,560,155	582,486
Union Pacific Corp.	2,407,717	566,054
Eaton Corp. plc	1,577,761	554,457
Lockheed Martin Corp.	830,361	526,632
Automatic Data Processing Inc.	1,640,583	404,929

	Shares	Market Value ($000)
Northrop Grumman Corp.	545,930	377,926
General Dynamics Corp.	1,017,363	357,186
Emerson Electric Co.	2,269,096	333,466
3M Co.	2,146,805	328,805
Cummins Inc.	554,013	320,674
Johnson Controls International plc	2,657,688	316,956
United Parcel Service Inc. Class B	2,954,533	313,830
Illinois Tool Works Inc.	1,166,349	304,720
FedEx Corp.	862,717	278,011
Norfolk Southern Corp.	909,201	264,796
L3Harris Technologies Inc.	751,840	257,768
PACCAR Inc.	2,074,585	254,987
Ferguson Enterprises Inc.	769,026	194,148
Rockwell Automation Inc.	455,569	192,091
Otis Worldwide Corp.	1,570,655	134,165
Paychex Inc.	1,299,014	133,967
Fidelity National Information Services Inc.	2,119,587	117,107
FTAI Aviation Ltd.	410,058	111,667
Synchrony Financial	1,448,808	105,227
Hubbell Inc. Class B	215,383	105,094
PPG Industries Inc.	904,498	104,587
CH Robinson Worldwide Inc.	473,106	92,232
Amcor plc	1,856,279	82,140
Packaging Corp. of America	355,734	79,169
Dow Inc.	2,849,409	78,501
Snap-on Inc.	206,370	75,554
DuPont de Nemours Inc.	1,685,759	74,039
nVent Electric plc	640,762	71,932
Huntington Ingalls Industries Inc.	157,118	66,070
Masco Corp.	836,731	55,300
RPM International Inc.	512,200	54,785
Watsco Inc.	140,074	54,132
Stanley Black & Decker Inc.	622,515	48,967
Booz Allen Hamilton Holding Corp.	482,100	42,627
Owens Corning	334,303	40,063
Flowserve Corp.	509,601	39,825
CNH Industrial NV	3,536,210	38,050
Oshkosh Corp.	253,256	36,423
Toro Co.	396,444	36,275
A O Smith Corp.	456,875	33,576
Ryder System Inc.	157,954	30,213
AGCO Corp.	249,339	28,278
Air Lease Corp. Class A	418,827	27,069
Installed Building Products Inc.	92,195	26,565
GATX Corp.	142,752	25,968
Sealed Air Corp.	586,445	24,560
Maximus Inc.	225,111	21,259
Brunswick Corp.	263,526	21,140
Sensata Technologies Holding plc	582,794	20,159
Sonoco Products Co.	396,441	19,029
Herc Holdings Inc.	130,272	18,673
Graphic Packaging Holding Co.	1,175,649	17,223
ADT Inc.	2,056,018	16,448
Patrick Industries Inc.	129,082	16,286
MSC Industrial Direct Co. Inc. Class A	176,373	14,875
Terex Corp.	257,354	14,669
Korn Ferry	208,647	14,495
Robert Half Inc.	398,013	13,775
Otter Tail Corp.	153,115	13,652
Boise Cascade Co.	150,198	12,138
Western Union Co.	1,289,086	12,079
Scorpio Tankers Inc.	180,853	11,506
ABM Industries Inc.	246,252	11,337
McGrath RentCorp	97,836	10,927
Kennametal Inc.	306,785	10,550
ZIM Integrated Shipping Services Ltd.	478,109	10,533
Crane NXT Co.	196,269	9,916
Trinity Industries Inc.	322,676	9,274
Hillenbrand Inc.	282,059	9,001
Star Bulk Carriers Corp.	366,712	8,416

	Shares	Market Value ($000)
Werner Enterprises Inc.	238,661	8,174
Greif Inc. Class A	100,338	7,086
ManpowerGroup Inc.	183,851	6,679
Insperity Inc.	143,022	6,111
Greenbrier Cos. Inc.	121,141	6,108
Tennant Co.	74,518	5,670
SFL Corp. Ltd. Class B	489,550	4,337
Ardagh Metal Packaging SA	551,907	2,423
		12,160,084
Real Estate (0.0%)
HA Sustainable Infrastructure Capital Inc.	487,871	16,788
Newmark Group Inc. Class A	587,423	10,474
eXp World Holdings Inc.	347,966	3,145
		30,407
Technology (12.9%)
Broadcom Inc.	18,592,991	6,159,858
International Business Machines Corp.	3,745,789	1,148,833
Texas Instruments Inc.	3,658,852	788,666
QUALCOMM Inc.	4,349,186	659,293
Analog Devices Inc.	1,997,345	620,935
Seagate Technology Holdings plc	852,548	347,575
Corning Inc.	3,143,142	324,529
TE Connectivity plc	1,191,109	265,355
NXP Semiconductors NV	1,015,848	229,724
Microchip Technology Inc.	2,124,499	161,292
Dell Technologies Inc. Class C	1,282,312	146,748
Hewlett Packard Enterprise Co.	5,278,567	113,595
Qnity Electronics Inc.	842,836	81,064
NetApp Inc.	782,574	75,401
HP Inc.	3,798,688	73,847
Gen Digital Inc.	2,211,139	53,045
Amdocs Ltd.	435,326	35,671
Skyworks Solutions Inc.	595,340	33,196
Amkor Technology Inc.	459,029	22,185
Avnet Inc.	325,267	20,293
Kulicke & Soffa Industries Inc.	206,227	11,823
Clear Secure Inc. Class A	344,117	11,225
Vishay Intertechnology Inc.	480,079	9,674
CSG Systems International Inc.	110,359	8,801
Benchmark Electronics Inc.	142,738	7,442
Concentrix Corp.	181,142	6,766
		11,416,836
Telecommunications (3.6%)
Cisco Systems Inc.	16,024,176	1,255,013
Verizon Communications Inc.	17,002,094	756,933
AT&T Inc.	27,822,546	729,229
Comcast Corp. Class A	14,549,979	432,862
Telephone & Data Systems Inc.	397,143	17,923
Iridium Communications Inc.	378,641	7,543
Cogent Communications Holdings Inc.	196,154	4,767
		3,204,270
Utilities (6.2%)
NextEra Energy Inc.	8,398,992	738,271
Southern Co.	4,436,480	396,222
Duke Energy Corp.	3,132,298	380,104
Waste Management Inc.	1,489,343	330,992
American Electric Power Co. Inc.	2,154,001	257,996
Sempra	2,627,812	228,646
Dominion Energy Inc.	3,435,579	206,719
Exelon Corp.	4,069,281	182,222
Xcel Energy Inc.	2,382,606	181,221
Entergy Corp.	1,797,593	172,371
Public Service Enterprise Group Inc.	2,010,238	165,563
Consolidated Edison Inc.	1,451,053	154,726
WEC Energy Group Inc.	1,310,847	145,072
NRG Energy Inc.	757,745	115,655
Ameren Corp.	1,086,369	112,200
DTE Energy Co.	834,114	112,088

			Shares	Market Value ($000)
		PPL Corp.	2,979,596	108,010
		Atmos Energy Corp.	644,595	107,222
		FirstEnergy Corp.	2,209,407	104,593
		CenterPoint Energy Inc.	2,623,261	104,117
		Eversource Energy	1,495,328	103,372
		American Water Works Co. Inc.	784,495	101,302
		Edison International	1,534,503	95,569
		CMS Energy Corp.	1,218,549	87,114
		NiSource Inc.	1,921,460	85,102
		Evergy Inc.	927,332	71,154
		Alliant Energy Corp.	1,034,941	68,213
		Pinnacle West Capital Corp.	480,006	44,909
		Essential Utilities Inc.	1,127,988	43,755
		AES Corp.	2,855,286	41,830
		OGE Energy Corp.	807,444	35,269
		UGI Corp.	864,351	34,669
		National Fuel Gas Co.	360,563	30,197
		IDACORP Inc.	216,784	28,787
		TXNM Energy Inc.	401,559	23,660
		Portland General Electric Co.	452,120	22,719
		Black Hills Corp.	293,925	21,451
		Southwest Gas Holdings Inc.	258,095	21,376
		New Jersey Resources Corp.	401,807	19,881
		Spire Inc.	232,066	19,607
		ONE Gas Inc.	238,499	18,975
		MDU Resources Group Inc.	813,636	16,688
		Northwestern Energy Group Inc.	244,965	16,623
		Avista Corp.	323,354	13,351
		Chesapeake Utilities Corp.	94,369	12,143
		Clearway Energy Inc. Class C	328,961	11,892
		MGE Energy Inc.	146,186	11,677
		American States Water Co.	153,855	11,225
		California Water Service Group	236,934	10,591
		Northwest Natural Holding Co.	162,670	7,574
		H2O America	133,673	6,956
		Clearway Energy Inc. Class A	136,823	4,621
				5,446,262
Total Common Stocks (Cost $59,319,565)				88,150,038
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $226,195)	3.704%	2,261,981	226,198
Total Investments (99.9%) (Cost $59,545,760)				88,376,236
Other Assets and Liabilities—Net (0.1%)				130,635
Net Assets (100%)				88,506,871
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,474.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,519 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	120	41,794	85
E-mini S&P Mid-Cap 400 Index	March 2026	102	35,165	(451)
				(366)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amgen Inc.	8/31/2026	BANA	59,447	(3.640)	—	(1,346)
Bank of America Corp.	2/1/2027	CITNA	36,751	(4.490)	735	—
Citigroup Inc.	8/31/2027	BANA	27,198	(4.380)	201	—
Elevance Health Inc.	8/31/2026	BANA	3,075	(4.390)	—	(255)
Goldman Sachs Group Inc.	8/31/2027	BANA	34,718	(4.490)	119	—
JPMorgan Chase & Co.	8/31/2027	BANA	123,987	(4.396)	1,952	—
NetApp Inc.	8/31/2026	BANA	2,169	(4.320)	—	(55)
					3,007	(1,656)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,858 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	88,150,038	—	—	88,150,038
Temporary Cash Investments	226,198	—	—	226,198
Total	88,376,236	—	—	88,376,236

Derivative Financial Instruments
Assets
Futures Contracts[1]	85	—	—	85
Swap Contracts	—	3,007	—	3,007
Total	85	3,007	—	3,092
Liabilities
Futures Contracts[1]	(451)	—	—	(451)
Swap Contracts	—	(1,656)	—	(1,656)
Total	(451)	(1,656)	—	(2,107)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.